FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended MAR 31,2012
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  John McEwing
Title: Compliance Officer
Phone: +44-207-858-1070

Signature, Place and Date of Signing

SIGNATURE:	John McEwing


PLACE:		London, UNITED KINGDOM


DATE:		APRIL 26, 2012
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	44 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1558774.991 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====



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
                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL         COL  COL  COL
1                    2          3         4           5           6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/         INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN         DISC MGRS AUTH
_______________________________________________________________________________
AT&T INC	     COM 	00206R102 1,057.260   33,854   SH Sole None Sole
BARRICK GOLD CRP     COM 	067901108 46,874.355  1,081,300SH Sole None None
BARRICK GOLD CRP     COM 	067901108 171,069.226 3,948,083SH Sole None Sole
CITIGROUP INC        COM 	172967424 376.516     11,300   SH Sole None Sole
D R Horton Inc	     COM 	23331A109 853.919     56,290   SH Sole None None
D R Horton Inc	     COM 	23331A109 80,918.981  5,331,047SH Sole None Sole
DAIWA SECS GRP	     COM 	625144811 8,829.000   27,000   SH Sole None Sole
EMBRAER SA-ADR	     ADR	29082A107 10,123.141  316,546  SH Sole None None
EMBRAER SA-ADR	     ADR	29082A107 25,032.569  782,757  SH Sole None Sole
GAZPROM-ADR	     ADR	368287207 18,453.134  1,512,552SH Sole None Sole
GUESS? INC	     COM 	401617105 214.813     6,874    SH Sole None Sole
HEWLETT-PACKARD	     COM 	428236103 34,810.864  1,460,800SH Sole None None
HEWLETT-PACKARD	     COM 	428236103 124,421.779 5,225,671SH Sole None Sole
HJ HEINZ CO	     COM 	423074103 1,054.453   19,691   SH Sole None Sole
INFOSYS LTD-ADR	     ADR	456788108 8,195.211   143,700  SH Sole None None
JOHNSON&JOHNSON	     COM 	478160104 52,342.558  793,550  SH Sole None None
JOHNSON&JOHNSON	     COM 	478160104 165,780.320 2,514,309SH Sole None Sole
LEXMARK INTL-A	     COM 	529771107 232.680     7,000    SH Sole None Sole
LUKOIL OAO-ADR	     ADR	677862104 8,760.003   145,515  SH Sole None None
MICROSOFT CORP	     COM 	594918104 57,468.734  1,781,700SH Sole None None
MICROSOFT CORP	     COM 	594918104 224,393.845 6,958,477SH Sole None Sole
NATUZZI SPA-ADR	     ADR	63905A101 117.184     43,400   SH Sole None Sole
NEWFIELD EXPLORA     COM 	651290108 296.514     8,550    SH Sole None Sole
PEPSICO INC	     COM 	713448108 1,352.412   20,383   SH Sole None Sole
PETROBRAS-SP ADR     ADR	71654V101 9,182.634   359,258  SH Sole None None
PETROBRAS-SP ADR     ADR	71654V101 22,500.391  880,297  SH Sole None Sole
PFIZER INC	     COM 	717081103 48,018.723  2,120,500SH Sole None None
PFIZER INC	     COM 	717081103 161,717.541 7,146,228SH Sole None Sole
PROCTER & GAMBLE     COM 	742718109 322.608     4,800    SH Sole None Sole
PULTEGROUP INC	     COM 	745867101 686.760     77,600   SH Sole None None
PULTEGROUP INC	     COM 	745867101 40,906.550  4,622,209SH Sole None Sole
SINO-FOREST-CORP     COM 	82934H101 369.760     268,916  SH Sole None None
SINO-FOREST-CORP     COM 	82934H101 1,167.660   849,207  SH Sole None Sole
SK TELECOM-ADR	     ADR	78440P108 8,034.180   577,583  SH Sole None None
SK TELECOM-ADR	     ADR	78440P108 19,686.420  1,415,271SH Sole None Sole
TELEKOMUNIKA-ADR     ADR	715684106 1,865.227   61,437   SH Sole None None
TELEKOMUNIKA-ADR     ADR	715684106 11,543.388  380,217  SH Sole None Sole
TERNIUM SA-ADR	     ADR	880890108 5,167.734   218,232  SH Sole None None
TERNIUM SA-ADR	     ADR	880890108 13,563.928  572,801  SH Sole None Sole
TIME WARNER INC	     COM 	887317303 37,066.725  981,900  SH Sole None None
TIME WARNER INC	     COM 	887317303 123,685.802 3,279,705SH Sole None Sole
TOLL BROTHERS	     COM 	889478103 210.032     8,755    SH Sole None Sole
TURKCELL ILE-ADR     ADR	900111204 1,704.578   135,284  SH Sole None None
TURKCELL ILE-ADR     ADR	900111204 8,344.879   662,292  SH Sole None Sole